                  --------------------------------------------

                         ------------------------------
                               Semi-Annual Report
                               September 30, 2000

                                   Legg Mason
                                    Tax-Free
                                   Income Fund

                              Pennsylvania Tax-Free

                                 Navigator Class

                         ------------------------------

                                    [LOGO]

                  --------------------------------------------

To Our Shareholders,

   We are pleased to provide you with Legg Mason Tax-Free Income Fund's semi-annual report for the six months ended September 30, 2000. This report includes financial information for the Navigator Class of Pennsylvania Tax-Free Income Trust.

   The following table summarizes key statistics for the Navigator Class of shares of the Fund, as of September 30, 2000:

                                                                  Average            Net Asset Value
                                              SEC Yield*      Weighted Maturity         Per Share
                                              ----------      -----------------      --------------
            Pennsylvania Tax-Free                4.50%           14.08 Years             $15.65

   The Fund seeks a high level of current income exempt from federal, state and local income taxes. The Fund purchases only securities which have received investment grade ratings from Moody's Investors Service or Standard & Poor's, or which are judged by the investment adviser to be of comparable quality. Moody's ratings of securities currently owned by the Fund are:

                                                                     Pennsylvania
                                                                       Tax-Free
                                                                    --------------
                                    Aaa                                   72.1%
                                    Aa                                    19.8
                                    A                                      4.7
                                    Baa                                     --
                                    Short-term securities                  3.4

   For the twelve months ended September 30, 2000, the total return for Pennsylvania Tax-Free was +5.57%. (Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid.) Of course, past performance does not guarantee future results.

   Normally, the weighted average maturity for the Fund will be kept within a range of 12 to 24 years. Because of the relatively long average weighted maturities, the Fund offers potentially higher yields than short-term and intermediate-term tax-free bond funds. However, the net asset values per share typically will decline more when interest rates rise and gain more when interest rates fall than net asset values per share of tax-free bond funds with short- and intermediate-term average weighted maturities.

                                          Sincerely,


                                      /s/ John F. Curley, Jr.

                                          John F. Curley, Jr.
                                          Chairman

October 25, 2000


_______________________
*The SEC yield reported is for the 30 days ended September 30, 2000. If no fees had been waived by the Adviser, the 30-day SECyield would have been 4.31%.

     Statement of Net Assets
     Legg Mason Tax-Free Income Fund
     September 30, 2000 (Unaudited)
     (Amounts in Thousands)

     Pennsylvania Tax-Free Income Trust

                                                             Rate         Maturity Date       Par             Value
     -----------------------------------------------------------------------------------------------------------------------
Municipal Bonds -- 95.4%
     Pennsylvania -- 95.4%
     Allegheny County, Airport Revenue
         1992-B AMT (FSA insured)                            6.625%       1/1/22             $1,000          $ 1,033

     Allegheny County, Baldwin-Whitehall School
         District, GO Series 1992-A (Pre-refunded 8/15/02)
         (FGIC insured)                                      6.600%       8/15/10             1,000            1,039/A/

     Allegheny County, Pennsylvania Higher Education,
         Duquesne University Project Refunding
         (AMBAC insured)                                     5.125%       3/1/13              1,000              987

     Allegheny County, West Jefferson Hills School
         District, GO (Pre-refunded 2/1/01)
         (FGIC insured)                                      7.100%       2/1/11              1,000            1,009/A/

     Allegheny County Hospital Development Authority,
         Children's Hospital Refunding (MBIA insured)        6.875%       7/1/14              1,000            1,019

     Allegheny County Hospital Development Authority,
         Health Center Revenue Bonds, Series 1997B
         (MBIA insured)                                      6.000%       7/1/24              1,000            1,039

     Beaver County, Ohio Edison Company
         IDA PCR Refunding (FGIC insured)                    7.000%       6/1/21              1,000            1,033

     Bucks County, Council Rock School District, GO
         (Pre-refunded 3/1/01) (FGIC insured)                6.750%       3/1/11                250              252/A/

     Central Dauphin School District, Dauphin County,
         Pennsylvania, GO Bonds, Series AA of 1998
         (MBIA insured)                                      4.500%       12/1/18             2,250            1,919

     Commonwealth of Pennsylvania, GO
         First Series                                        6.125%       9/15/03             1,000            1,036
         Second Series (Pre-refunded 11/1/01)                6.500%       11/1/09             1,000            1,037/A/

     County of Chester, Pennsylvania, GO Bonds,
         Series of 1998                                      5.000%       6/15/15             1,000              955

     County of Delaware, Pennsylvania, GO Bonds,
         Series of 1999                                      5.125%       10/1/16             1,000              959

     Deer Lakes School District, Pennsylvania GO
         (MBIA insured)                                      6.450%       1/15/19             1,750            1,827

     Delaware County Authority, University Revenue,
         Villanova University (Pre-refunded 8/1/01)          6.850%       8/1/11                500              510/A/

     Delaware County
         GO (Pre-refunded 11/15/02)                          6.000%       11/15/22            1,000            1,030/A/
         GO Refunding                                        6.000%       11/15/22              220              222

     Delaware River Port Authority (FGIC insured)            5.500%       1/1/26              1,000              985

Legg Mason Tax-Free Income Fund

                                                             Rate         Maturity Date       Par             Value
-----------------------------------------------------------------------------------------------------------------------
Erie County, Pennsylvania Sewer Authority,
   Sewer Revenue Bonds, Series 1997 (Pre-refunded
   6/1/07) (AMBAC insured)                                   5.625%         6/1/17           $2,000          $ 2,102/A/

Lower Bucks County Joint Municipal Authority,
   Bucks County, Pennsylvania, Water & Sewer
   Revenue Bonds, Series of 1998 (FSA insured)               5.000%         11/15/17          1,000              930

Montgomery County, Upper Gwynedd -
   Towamencin Guaranteed Sewer Revenue,
   Series 1991-A (MBIA insured)                              6.750%         10/15/06            250              256

Montgomery County Higher Education and Health
   Authority, Saint Joseph's University Revenue,
   Series 1992 Refunding (Connie Lee insured)                6.250%         12/15/04            500              526

Montgomery Township Municipal Sewer Authority,
   Guaranteed Sewer Revenue, Series 1991-A
   (MBIA insured)                                            6.700%         5/15/21             250              250

Northampton County Higher Education Authority,
   Lehigh University Revenue, Series 1996-B                  5.250%         11/15/21          2,500            2,360

Pennsylvania Convention Center Authority
   Revenue Bonds, 1989 Series A (FGIC insured)               6.000%         9/1/19            1,000            1,055

Pennsylvania Economic Development Revenue IDA
   Series 1991-A (Pre-refunded 7/1/01)                       7.000%         1/1/11            1,000            1,039/A/
   Series 1994-A Refunding (AMBAC insured)                   5.500%         1/1/14            1,525            1,530

Pennsylvania Higher Education, University of
   Pittsburgh, Series 1997-A (FGIC insured)                  5.125%         6/1/22            1,000              924

Pennsylvania Higher Education Assistance Agency,
   Student Loan Revenue AMT, Series 1991-C
   (AMBAC insured)                                           7.150%         9/1/21            1,000            1,066

Pennsylvania Higher Educational Facilities Authority,
   Temple University Revenue First Series
   (Pre-refunded 4/1/01) (MBIA insured)                      6.500%         4/1/21              250              258/A/

Pennsylvania Higher Educational Facilities Authority
   (Commonwealth of Pennsylvania), The Trustees of
   the University of Pennsylvania, Revenue Bonds
     Series 1998                                             4.500%         7/15/16           1,750            1,517
     Series 1998                                             4.625%         7/15/30           2,000            1,626

Pennsylvania Housing Finance Agency, Rental
   Housing
     Series 1993-C (Fannie Mae insured)                      5.800%         7/1/22            1,000              979
     Series 1992-C (Fannie Mae insured)                      6.500%         7/1/23              750              775

                                                             Rate         Maturity Date       Par             Value
-----------------------------------------------------------------------------------------------------------------------
Pennsylvania Housing Finance Agency, Single
  Family Mortgage
    Series 1991-32 Refunding                                7.150%         4/1/15           $  435           $  448
    Series 1992-33                                          6.900%         4/1/17              230              239

Pennsylvania Intergovernmental Co-op Authority
  (Pre-refunded 6/15/03) (MBIA insured)                     5.600%         6/15/15           1,000            1,027/A/
  (Pre-refunded 6/15/03) (MBIA insured)                     5.600%         6/15/16           2,000            2,054/A/

Pennsylvania Intergovernmental Co-op Authority,
  Special Tax Revenue Refunding (FGIC insured)              4.750%         6/15/23           1,550            1,332

Pennsylvania State University, Series A Refunding           5.100%         3/1/18            1,500            1,404

Pennsylvania Turnpike Commission, Oil
  Franchise Tax Subordinated Revenue Bonds,
  Series B of 1998 (AMBAC insured)                          4.750%         12/1/27           2,000            1,707

Pennsylvania Turnpike Commission, Revenue
  Series N                                                  5.500%         12/1/17           1,000              987

Philadelphia Gas Works, Series B (MBIA insured)             7.000%         5/15/20             500              575

Philadelphia Hospitals and Higher Education
  Facilities Authority, Hospital Revenue Refunding,
  Children's Hospital, Series 1993-A                        5.000%         2/15/21           1,000              850

Philadelphia Municipal Authority, Justice Lease
  Revenue
    Series 1991-B (Pre-refunded 11/15/01)
      (FGIC insured)                                        7.000%         11/15/04            500              524/A/
    Series 1991-B (Pre-refunded 11/15/01)
      (FGIC insured)                                        7.100%         11/15/05            500              524/A/

Philadelphia Water and Wastewater Revenue
  Bonds, Series 1995                                        6.250%         8/1/11            2,000            2,204

Pittsburgh (City of), Pennsylvania, GO
  (AMBAC insured)                                           5.250%         9/1/18            2,000            1,915

Port Authority of Allegheny County (Pennsylvania),
  Special Revenue Transportation Bonds,
  Series of 1999 (MBIA insured)                             6.375%         3/1/14            1,000            1,086

Sayre, Pennsylvania Healthcare Revenue Volunteer
  Hospital Authority, Guthrie Healthcare System
  (AMBAC insured)                                           7.200%         12/1/20             500              522

Schuylkill County, Pennsylvania, Charity Obligated
  Group IDA, Series A                                       5.000%         11/1/28             500              428

Somerset County General Authority,
  Commonwealth Lease Revenue (Pre-refunded
  10/15/01) (FGIC insured)                                  7.000%         10/15/13            500              513/A/

Legg Mason Tax-Free Income Fund

Pennsylvania Tax-Free Income Trust -- Continued

                                                              Rate         Maturity Date       Par            Value
-----------------------------------------------------------------------------------------------------------------------
      Swarthmore Borough Authority, Swarthmore
         College Refunding Revenue
           Series 1992 (Pre-refunded 9/15/02)                6.000%         9/15/12          $  180         $    189/A/
           Unrefunded Balance                                6.000%         9/15/12             820              853
           Series 1992 (Pre-refunded 9/15/02)                6.000%         9/15/20             370              387/A/
           Unrefunded Balance                                6.000%         9/15/20           1,630            1,657

      University of Pittsburgh
           1997-B Refunding (MBIA insured)                   5.000%         6/1/21            2,000            1,820
           Series 1992-A (MBIA insured)                      6.125%         6/1/21              350              356
           Series 1992-A (Pre-refunded 6/1/02)
             (MBIA insured)                                  6.125%         6/1/21              650              679/A/

      Upper St. Clair Township School District,
         Allegheny County, Pennsylvania GO Bonds,
         Series of 1997                                      5.200%         7/15/27           1,150            1,063

      Washington County Hospital Authority, Hospital
         Refunding Revenue, Shadyside Hospital
         Project, Series 1992 (Pre-refunded 12/15/02)
         (AMBAC insured)                                     6.000%         12/15/18          1,000            1,050/A/

      Westmoreland County
        GO (AMBAC insured)                                   0.000%         8/1/13            2,000            1,008/B/
        GO (AMBAC insured)                                   0.000%         8/1/14            2,475            1,166/B/
                                                                                                            --------
      Total Municipal Bonds (Identified Cost -- $62,394)                                                      63,651
-----------------------------------------------------------------------------------------------------------------------
Variable Rate Demand Obligations/C/ -- 3.3%
      Pennsylvania -- 3.3%
      Pennsylvania Higher Educational Facilities Authority
         Revenue Refunding (Carnegie Mellon University),
         Series 1995 A                                       5.600%         10/2/00             200              200

      Pennsylvania Higher Educational Facilities Authority,
         Carnegie Mellon University, Series 1995 D           5.600%         10/2/00           1,400            1,400

      The Hospitals and Higher Education Facilities
        Authority of Philadelphia, Hospital Revenue Bond
        (The Children's Hospital of Philadelphia Project),
        Series 1992 B                                        5.600%         10/2/00             600              600
                                                                                                            --------
     Total Variable Rate Demand Obligations
        (Identified Cost -- $2,200)                                                                            2,200
-----------------------------------------------------------------------------------------------------------------------
      Total Investments -- 98.7% (Identified Cost -- $64,594)                                                 65,851
      Other Assets Less Liabilities -- 1.3%                                                                      849
                                                                                                            --------
      Net assets -- 100.0%                                                                                  $ 66,700
                                                                                                            ========

--------------------------------------------------------------------------------------------------------------
Net assets consisting of:
Accumulated paid-in capital applicable to:
  4,256 Primary Class shares outstanding                                                               $66,373
      4 Navigator Class shares outstanding                                                                  72
Accumulated net realized gain/(loss) on investments                                                     (1,002)
Unrealized appreciation/(depreciation) of investments                                                    1,257
                                                                                                       -------
Net assets -- 100.0%                                                                                   $66,700
                                                                                                       =======
Net asset value and redemption price per share: D

  Primary Class                                                                                        $ 15.66
                                                                                                       =======
  Navigator Class                                                                                      $ 15.65
                                                                                                       =======
--------------------------------------------------------------------------------------------------------------

/A/ Pre-refunded bond -- Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On that call date, the bond "matures." The pre-refunded date is used in determining weighted average portfolio maturity.

/B/ Zero-coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.

/C/ The rate shown is the rate as of September 30, 2000, and the maturity shown is the longer of the next interest readjustment or the date the original principal amount owed can be recovered through demand.

/D/ Sales charges have been waived since November 3, 1997. If the sales charges were in effect, the maximum offering price per share would have been $16.10.

A guide to abbreviations follows Sector Diversification.

See notes to financial statements.

Sector Diversification
Legg Mason Tax-Free Income Fund
September 30, 2000 (Unaudited)
(Amounts in Thousands)


                                                                   Pennsylvania Tax-Free
                                                                       Income Trust
                                                             --------------------------------
                                                                % of              Market
                                                             Net Assets            Value
---------------------------------------------------------------------------------------------
Education Revenue                                               21.0              $14,030
Escrowed                                                         8.4                5,631
General Obligation--Local                                        6.1                4,050
General Obligation--School                                       4.5                2,982
General Obligation--State                                        1.5                1,036
Health Care and Hospital Revenue                                 5.8                3,858
Housing Revenue                                                  3.7                2,441
Lease Revenue                                                     --                   --
Other                                                            5.9                3,929
Parking Revenue                                                   --                   --
Port Facilities Revenue                                           --                   --
Pre-Refunded Bonds                                              22.8               15,223
Small Business Administration
  Revenue                                                         --                   --
Solid Waste Revenue                                               --                   --
Student Loan Revenue                                              --                   --
Transportation Revenue                                           8.7                5,798
Utility                                                          1.5                1,033
Water and Sewer Revenue                                          5.5                3,640
Short-Term Investments                                           3.3                2,200
Other Assets Less Liabilities                                    1.3                  849
                                                             -------             --------
                                                               100.0              $66,700
                                                             =======             ========

                     ______________________________________________________

Guide to Investment Abbreviations
Legg Mason Tax-Free Income Fund

AMBAC            AMBAC Indemnity Corporation
AMT              Alternative Minimum Tax
Connie Lee       Connie Lee Insurance Company
FGIC             Financial Guaranty Insurance Company
FSA              Financial Security Assurance
GO               General Obligation
HOC              Housing Opportunities Commission
IDA              Industrial Development Authority
MBIA             Municipal Bond Insurance Association
PCR              Pollution Control Revenue

     Statement of Operations
     Legg Mason Tax-Free Income Fund
     (Amounts in Thousands)  (Unaudited)

                                                                           Six Months Ended 9/30/00
                                                                           ------------------------
                                                                                 Pennsylvania
                                                                                   Tax-Free
                                                                                 Income Trust
     ----------------------------------------------------------------------------------------------
Investment Income:
     Interest                                                                      $ 1,943
                                                                                   -------

Expenses:
     Investment advisory fee                                                           185
     Distribution and service fees                                                      84
     Transfer agent and shareholder servicing expense                                   10
     Audit and legal fees                                                               16
     Custodian fee                                                                      41
     Registration fees                                                                   1
     Reports to shareholders                                                             8
     Trustees' fees                                                                      4
     Other expenses                                                                   N.M.
                                                                                   -------
                                                                                       349
          Less:  Fees waived                                                          (134)
                 Compensating balance credits                                         N.M.
                                                                                   -------
          Total expenses, net of waivers and compensating
             balance credits                                                           215
                                                                                   -------
     Net Investment Income                                                           1,728
                                                                                   -------

Net Realized and Unrealized Gain/(Loss) on Investments:
     Realized gain/(loss) on investments                                              (214)
     Change in unrealized appreciation/(depreciation) of investments                   558
                                                                                   -------
     Net Realized and Unrealized Gain/(Loss) on Investments                            344
     ----------------------------------------------------------------------------------------------
     Change in Net Assets Resulting From Operations                                $ 2,072
     ----------------------------------------------------------------------------------------------
     N.M.--Not meaningful.

     See notes to financial statements.

      Statement of Changes in Net Assets
      Legg Mason Tax-Free Income Fund
      (Amounts in Thousands)

                                                                                  Pennsylvania
                                                                                    Tax-Free
                                                                                  Income Trust
                                                                           ---------------------------
                                                                             Six Months       Year
                                                                                Ended         Ended
                                                                               9/30/00       3/31/00
      -----------------------------------------------------------------------------------------------
                                                                             (Unaudited)
Change in Net Assets:
      Net investment income                                                   $ 1,728        $ 3,675
      Net realized gain/(loss) on investments                                    (214)          (788)
      Change in unrealized appreciation/
        (depreciation) of investments                                             558         (3,707)
      -----------------------------------------------------------------------------------------------
      Change in net assets resulting from operations                            2,072           (820)
      Distributions to shareholders:
         From net investment income:
            Primary Class                                                      (1,726)        (3,670)
            Navigator Class                                                        (2)            (5)
         From net realized gain on investments:
            Primary Class                                                          --            (79)
            Navigator Class                                                        --           N.M.
      Change in net assets from Fund share transactions:
            Primary Class                                                      (2,905)        (1,331)
            Navigator Class                                                        --           (204)
      -----------------------------------------------------------------------------------------------
      Change in net assets                                                     (2,561)        (6,109)
Net Assets:
      Beginning of period                                                      69,261         75,370
      -----------------------------------------------------------------------------------------------
      End of period                                                           $66,700        $69,261
      -----------------------------------------------------------------------------------------------

      N.M.--Not meaningful.
      See notes to financial statements.

     Financial Highlights
     Legg Mason Tax-Free Income Fund

          Contained below is per share operating performance data for a Navigator Class share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

                                              Investment Operations                     Distributions
                                     ---------------------------------------  -------------------------------------
                                                                                           From
                         Net Asset                Net Realized      Total        From       Net                        Net Asset
                          Value,        Net      and Unrealized      From         Net     Realized                        Value,
                        Beginning    Investment  Gain (Loss) on   Investment  Investment   Gain on         Total         End of
                        of Period      Income      Investments    Operations     Income   Investments  Distributions     Period
     ---------------------------------------------------------------------------------------------------------------------------
Pennsylvania Tax-Free Income Trust

     Six Months Ended
       Sept. 30, 2000*    $15.57      $.42/C/          $  .08       $  .50        $(.42)    $   --           $(.42)       $15.65
     Years Ended Mar. 31,
        2000               16.53       .82/C/            (.94)        (.12)        (.82)      (.02)           (.84)        15.57
        1999               16.48       .84/C/             .10          .94         (.84)      (.05)           (.89)        16.53
        1998/D/            16.44       .05/C/             .04          .09         (.05)        --            (.05)        16.48


                                                                              Ratios/Supplemental Data
     ------------------------------------------------------------------------------------------------------------------------------
                                                                                            Net
                                                          Total             Net          Investment                   Net Assets,
                                                        Expenses         Expenses          Income       Portfolio       End of
                                          Total        to Average       to Average       to Average     Turnover         Period
                                          Return      Net Assets/A/    Net Assets/B/    Net Assets        Rate       (in thousands)
     ------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Tax-Free Income Trust

     Six Months Ended
       Sept. 30, 2000*                    3.23%/E/     .45%/C,F/        .45%/C,F/        5.33%/C,F/      13.1%/F/         $ 67
     Years Ended Mar. 31,
        2000                              (.62)%       .45%/C/          .45%/C/          5.13%/C/        28.6%              66
        1999                              5.79%        .46%/C/          .45%/C/          5.04%/C/        10.6%             277
        1998/D/                            .55%/E/     .45%/C,F/        .45%/C,F/        4.82%/C,F/      14.1%/F/           90
     ------------------------------------------------------------------------------------------------------------------------------

     /A/ This ratio reflects total expenses before compensating balance credits, but net of the voluntary expense waivers described below.
     /B/ This ratio reflects expenses net of compensating balance credits and voluntary expense waivers described below.
     /C/ Net of fees waived by the Adviser in excess of a voluntary expense limitation of 0.45%. If no fees had been waived by the Adviser, the annualized ratio of expenses to average daily net assets for each period would have been as follows: for the six months ended September 30, 2000, 0.85%; for the years ended March 31, 2000, 0.81%; 1999,
          0.75%; and for the period ended March 31, 1998, 0.75%.
     /D/ For the period March 10, 1998 (commencement of sale of Navigator Class shares) to March 31,1998.
     /E/  Not annualized.
     /F/  Annualized.

      * Unaudited

      See notes to financial statements.

     Notes to Financial Statements
     Legg Mason Tax-Free Income Fund
     (Amounts in Thousands)  (Unaudited)

     ___________________________________________________________________________

1. Significant Accounting Policies:

          The Legg Mason Tax-Free Income Fund ("Trust"), consisting of the Maryland Tax-Free Income Trust ("Maryland Tax-Free"), the Pennsylvania Tax-Free Income Trust ("Pennsylvania Tax-Free") and the Tax-Free Intermediate-Term Income Trust ("Tax-Free Intermediate") (each a "Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. All series of the Trust are non-diversified.

          Pennsylvania Tax-Free consists of two classes of shares: Primary Class, offered to retail investors since August 1, 1991, and Navigator Class, offered since March 10, 1998. The Navigator Classes of Maryland Tax-Free and Tax-Free Intermediate have not commenced operations. Information about the Primary Class is contained in a separate report to its shareholders. The income and expenses of a Fund are allocated proportionately to the two classes of shares except for Rule 12b-1 distribution fees, which are charged only on Primary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.

     Security Valuation

          Portfolio securities are valued based upon market quotations obtained from an independent pricing service. When market quotations are not readily available, securities are valued based on prices received from recognized broker-dealers in the same or similar securities. Fixed income securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

          Pennsylvania Tax-Free follows an investment policy of investing primarily in municipal obligations of the Commonwealth of Pennsylvania. Economic changes affecting Pennsylvania and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Fund.

     Investment Income and Distributions to Shareholders

          Interest income and expenses are recorded on the accrual basis. Bond premiums are amortized for financial reporting and federal income tax purposes. Bond discounts, other than original issue and zero-coupon bonds, are not amortized for financial reporting and federal income tax purposes. Dividend income and distributions to shareholders are allocated at the class level and are recorded on the ex-dividend date. Dividends from net investment income will be declared daily and paid monthly. When available, net capital gain distributions, which are calculated at the Fund level, are declared and paid after the end of the tax year in which the gain is realized. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with generally accepted accounting principles; accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under federal income tax regulations. At September 30, 2000, accrued dividends payable for Pennsylvania Tax-Free were $124.

     Security Transactions

          Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

     ___________________________________________________________________________

     At September 30, 2000, receivables for securities sold and payables for securities purchased for the Fund were as follows:

                                Receivable for              Payable for
                               Securities Sold          Securities Purchased
     ------------------------------------------------------------------------
     Pennsylvania Tax-Free           $20                       $5

     Federal Income Taxes

          No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income to its shareholders.

     Use of Estimates

          Preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     Other

          Compensating balance credits reflect credits earned on daily, uninvested cash balances at the custodian, and are used to reduce the Fund's expenses.

2. Investment Transactions:

          For the six months ended September 30, 2000, investment transactions (excluding short-term investments) were as follows:

                                 Purchases           Proceeds From Sales
     --------------------------------------------------------------------------
     Pennsylvania Tax-Free         $4,162                  $6,728

          At September 30, 2000, cost, gross unrealized appreciation and gross unrealized depreciation based on the cost of securities for federal income tax purposes for the Fund were as follows:

                                                                                    Net Appreciation/
                                         Cost      Appreciation     Depreciation      (Depreciation)
     -------------------------------------------------------------------------------------------------
     Pennsylvania Tax-Free             $ 64,594      $1,888           $(631)              $1,257

3. Transactions With Affiliates:

          The Fund has a management agreement with Legg Mason Fund Adviser, Inc. ("LMFA"). Pursuant to the agreement, LMFA provides the Fund with management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at an annual rate of 0.55% of the Fund's average daily net assets.

     ___________________________________________________________________________

          LMFA has agreed to waive its fees in any month to the extent the Fund's expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during that month certain annual rates. The following chart shows the annual rate of management fees; expense limits and their expiration dates; total management fees waived; and management fees payable for the Fund:

                                                                               Six Months Ended                   At
                                                                              September 30, 2000          September 30, 2000
                                                                              ------------------          ------------------
       Advisory             Expense             Expense Limitation                 Advisory                    Advisory
          Fee             Limitation              Expiration Date                 Fees Waived                Fees Payable
     -----------------------------------------------------------------------------------------------------------------------
         0.55%               0.45%            July 31, 2001, or until                N.M.                        N.M.
                                                  net assets reach
                                                    $125 million

      ---------------------
      N.M. - Not meaningful.

          Legg Mason Trust, fsb ("Adviser") serves as investment adviser to the Fund and is responsible for the investment activity of the Fund. LMFA pays the Adviser a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Fund's average daily net assets (net of any fee waivers).

          Prior to August 1, 2000, Legg Mason Capital Management, Inc. served as investment adviser to the Fund, under compensation arrangements substantially similar to those with the current adviser. For its services during the fiscal years ended March 31, 1996 through 2000, and for the four months ended August 1, 2000, the Fund paid the adviser fees as shown in the table above, net of any waivers.

          Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as distributor of the Fund. Legg Mason receives an annual distribution fee and an annual service fee, based on the Fund's Primary Class's average daily net assets, computed daily and payable monthly as follows:

                                           At September 30, 2000
                                         ------------------------
     Distribution          Service       Distribution and Service
         Fee                 Fee               Fees Payable
     ------------------------------------------------------------
        0.125%              0.125%                $14

          Legg Mason also has an agreement with the Fund's transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid Legg Mason $3 for the six months ended September 30, 2000.

          LMFA, the Adviser and Legg Mason are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

4. Line of Credit:

          The Fund, along with certain other Legg Mason Funds, participates in a $200 million line of credit ("Credit Agreement") to be utilized as an emergency source of cash in the event of unanticipated, large redemption requests by shareholders. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at prevailing short-term interest rates. For the six months ended September 30, 2000, the Fund had no borrowings under the Credit Agreement.

________________________________________________________________________________

5. Fund Share Transactions:

       At September 30, 2000, there were unlimited shares authorized at $.001 par value for the Navigator Class of the Fund. Share transactions were as follows:

                                                                 Reinvestment
                                                 Sold          of Distributions      Repurchased              Net Change
                                          -------------------  ----------------- -------------------       -----------------
                                           Shares     Amount    Shares   Amount   Shares     Amount         Shares    Amount
      ----------------------------------------------------------------------------------------------------------------------
      Pennsylvania Tax-Free
      -- Primary Class
          Six Months Ended Sept. 30, 2000    153      $ 2,384        79  $ 1,238     (420)    $ (6,527)        (188) $ (2,905)
          Year Ended March 31, 2000          758       12,022       174    2,731   (1,030)     (16,084)         (98)   (1,331)

      -- Navigator Class
          Six Months Ended Sept. 30, 2000     --      $    --        --  $    --       --     $     --           --  $     --
          Year Ended March 31, 2000           --           --        --       --      (13)        (204)         (13)     (204)
      ----------------------------------------------------------------------------------------------------------------------

Legg Mason offers a wide range of mutual funds to meet investors' varying financial needs and investment goals. The funds are listed below:

Equity Funds:                                  Specialty Funds:

Value Trust                                    Balanced Trust
Special Investment Trust                       Financial Services Fund
Total Return Trust                             Opportunity Trust
American Leading Companies
  Trust
Classic Valuation Fund
Focus Trust
U.S. Small-Capitalization
  Value Trust

Global Funds:                                  Taxable Bond Funds:

Global Income Trust                            U.S. Government Intermediate-Term
Europe Fund                                       Portfolio
International Equity Trust                     Investment Grade Income Portfolio
Emerging Markets Trust                         High Yield Portfolio


Tax-Free Bond Funds:                           Money Market Funds:

Tax-Free Intermediate-Term                     U.S. Government Money Market
  Income Trust                                    Portfolio
Maryland Tax-Free Income Trust                 Cash Reserve Trust
Pennsylvania Tax-Free Income Trust             Tax Exempt Trust

For information on the specific risks, charges, and expenses associated with any Legg Mason fund, please consult a Legg Mason Financial Advisor for a prospectus. Read it carefully before investing or sending money.

                                                                          [LOGO]

Investment Manager
      Legg Mason Fund Adviser, Inc.
      Baltimore, MD

Investment Adviser
      Legg Mason Trust, fsb
      Baltimore, MD

Board of Trustees
      John F. Curley, Jr., Chairman
      Edmund J. Cashman, Jr., President
      Nelson A. Diaz
      Richard G. Gilmore
      Arnold L. Lehman
      Dr. Jill E. McGovern
      G. Peter O'Brien
      T. A. Rodgers
      Edward A. Taber, III

Transfer and Shareholder Servicing Agent
      Boston Financial Data Services
      Boston, MA

Custodian
      State Street Bank & Trust Company
      Boston, MA

Counsel
      Kirkpatrick & Lockhart LLP
      Washington, D.C.

Independent Accountants
      PricewaterhouseCoopers LLP
      Baltimore, MD

      This report is not to be distributed unless preceded or accompanied by a prospectus.

                      Legg Mason Wood Walker, Incorporated
                      ------------------------------------
                                100 Light Street
                     P.O. Box 1476, Baltimore, MD 21203-1476
                                410 . 539 . 0000